Categories of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2024
Statement [LineItems]
Summary of financial assets
(1)	Financial assets by category as of December 31, 2024 and 2023 are as follows:

(In millions of won)
	December 31, 2024
	Financial assets at FVTPL		Equity instruments at FVOCI	Financial assets at amortized cost	Derivatives hedging instrument	Total
Cash and cash equivalents(*1)	₩	310,721	—	1,713,000	—	2,023,721
Financial instruments(*1)		5,000	—	319,263	—	324,263
Long-term investment securities(*2)		138,789	1,739,133	—	—	1,877,922
Accounts receivable – trade(*1)		—	—	2,000,382	—	2,000,382
Loans and other receivables(*1)		223,761	—	697,216	—	920,977
Derivative financial assets		70,311	—	—	270,797	341,108

	₩	748,582	1,739,133	4,729,861	270,797	7,488,373

(*1)	Financial assets reclassified as assets held for sale as of December 31, 2024 are not included.

(*2)	The Group designated ₩1,739,133 million of equity instruments that are not held for trading as financial assets at FVOCI.

(In millions of won)
	December 31, 2023
	Financial assets at FVTPL		Equity instruments at FVOCI	Financial assets at amortized cost	Derivatives hedging instrument	Total
Cash and cash equivalents	₩	313,340	—	1,141,638	—	1,454,978
Financial instruments		62,364	—	232,945	—	295,309
Long-term investment securities(*)		280,650	1,398,734	—	—	1,679,384
Accounts receivable – trade		—	—	1,990,849	—	1,990,849
Loans and other receivables		273,945	—	781,157	—	1,055,102
Derivative financial assets		32,324	—	—	116,210	148,534

	₩	962,623	1,398,734	4,146,589	116,210	6,624,156

(*)	The Group designated ₩1,398,734 million of equity instruments that are not held for trading as financial assets at FVOCI.

Summary of financial liabilities
(2)	Financial liabilities by category as of December 31, 2024 and 2023 are as follows:

(In millions of won)	December 31, 2024
	Financial liabilities at FVTPL		Financial liabilities at amortized cost	Derivatives hedging instrument	Total
Accounts payable – trade	₩	—	126,508	—	126,508
Derivative financial liabilities		2,689	—	748	3,437
Borrowings		—	615,600	—	615,600
Debentures		—	8,511,280	—	8,511,280
Lease liabilities(*1,2)		—	1,637,951	—	1,637,951
Accounts payable – other and others(*2)		—	5,018,850	—	5,018,850

	₩	2,689	15,910,189	748	15,913,626

(In millions of won)	December 31, 2023
	Financial liabilities at FVTPL		Financial liabilities at amortized cost	Derivatives hedging instrument	Total
Accounts payable – trade	₩	—	139,876	—	139,876
Derivative financial liabilities		295,876	—	9,212	305,088
Borrowings		—	718,078	—	718,078
Debentures		—	8,325,643	—	8,325,643
Lease liabilities(*1)		—	1,611,433	—	1,611,433
Accounts payable – other and others		—	4,539,838	—	4,539,838

	₩	295,876	15,334,868	9,212	15,639,956

(*1)
The categorization of financial liabilities is not applicable to lease liabilities, but they are classified as financial liabilities measured at amortized cost, considering the nature of measuring liabilities.

(*2)	Financial liabilities reclassified as liabilities held for sale as of December 31, 2024 are not included.